Fair Value of Financial Assets and Liabilities-Level hierarchy classification and figures (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Level hierarchy classification and figures
Financial Assets	$ 4,390,903	$ 2,719,900
Financial Liabilities	$ 1,392,995	966,509
Instruments of level 3 have denomination Investment Grade	83.00%
Financial instruments correspond to domestic issuers	100.00%
Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	$ 1,220,092	875,949
Financial Liabilities	1,306,777	910,494
Hedge derivative contracts
Level hierarchy classification and figures
Financial Assets	27,849	63,700
Financial Liabilities	86,218	56,015
Fair value hedge (Swaps)
Level hierarchy classification and figures
Financial Assets	277	218
Financial Liabilities	5,330	10,293
Cash flow hedge (Swaps)
Level hierarchy classification and figures
Financial Assets	27,572	63,482
Financial Liabilities	80,888	45,722
Financial assets held-for-trading
Level hierarchy classification and figures
Financial Assets	1,538,578	1,379,958
Financial assets held-for-trading | Instruments issued by the Chilean Government and Central Bank
Level hierarchy classification and figures
Financial Assets	1,317,164	482,346
Financial assets held-for-trading | Other instruments issued in Chile
Level hierarchy classification and figures
Financial Assets	221,092	897,227
Financial assets held-for-trading | Instruments issued by foreign institutions
Level hierarchy classification and figures
Financial Assets	322	385
Derivatives
Level hierarchy classification and figures
Financial Assets	1,247,941	939,649
Forwards | Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	506,614	163,716
Financial Liabilities	575,137	136,101
Swaps | Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	710,123	709,091
Financial Liabilities	727,765	771,575
Call Options | Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	514	1,558
Financial Liabilities	472	1,960
Put Options | Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	2,841	1,584
Financial Liabilities	3,403	858
Financial assets available-for-sale
Level hierarchy classification and figures
Financial Assets	1,526,315	374,470
Financial assets available-for-sale | Instruments issued by the Chilean Government and Central Bank
Level hierarchy classification and figures
Financial Assets	356,368	59,200
Financial assets available-for-sale | Other instruments issued in Chile
Level hierarchy classification and figures
Financial Assets	1,168,913	314,043
Financial assets available-for-sale | Instruments issued by foreign institutions
Level hierarchy classification and figures
Financial Assets	1,034	1,227
Other assets
Level hierarchy classification and figures
Financial Assets	78,069	25,823
Mutual fund investments
Level hierarchy classification and figures
Financial Assets	78,069	25,823
Level 1
Level hierarchy classification and figures
Financial Assets	932,661	110,614
Level 1 | Financial assets held-for-trading
Level hierarchy classification and figures
Financial Assets	624,312	83,618
Level 1 | Financial assets held-for-trading | Instruments issued by the Chilean Government and Central Bank
Level hierarchy classification and figures
Financial Assets	623,276	82,560
Level 1 | Financial assets held-for-trading | Other instruments issued in Chile
Level hierarchy classification and figures
Financial Assets	714	673
Level 1 | Financial assets held-for-trading | Instruments issued by foreign institutions
Level hierarchy classification and figures
Financial Assets	322	385
Level 1 | Financial assets available-for-sale
Level hierarchy classification and figures
Financial Assets	230,280	1,173
Level 1 | Financial assets available-for-sale | Instruments issued by the Chilean Government and Central Bank
Level hierarchy classification and figures
Financial Assets	229,296
Level 1 | Financial assets available-for-sale | Instruments issued by foreign institutions
Level hierarchy classification and figures
Financial Assets	984	1,173
Level 1 | Other assets
Level hierarchy classification and figures
Financial Assets	78,069	25,823
Level 1 | Mutual fund investments
Level hierarchy classification and figures
Financial Assets	78,069	25,823
Level 2
Level hierarchy classification and figures
Financial Assets	3,403,915	2,524,267
Financial Liabilities	1,392,995	966,509
Level 2 | Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	1,220,092	875,949
Financial Liabilities	1,306,777	910,494
Level 2 | Hedge derivative contracts
Level hierarchy classification and figures
Financial Assets	27,849	63,700
Financial Liabilities	86,218	56,015
Level 2 | Fair value hedge (Swaps)
Level hierarchy classification and figures
Financial Assets	277	218
Financial Liabilities	5,330	10,293
Level 2 | Cash flow hedge (Swaps)
Level hierarchy classification and figures
Financial Assets	27,572	63,482
Financial Liabilities	80,888	45,722
Level 2 | Financial assets held-for-trading
Level hierarchy classification and figures
Financial Assets	906,254	1,287,380
Level 2 | Financial assets held-for-trading | Instruments issued by the Chilean Government and Central Bank
Level hierarchy classification and figures
Financial Assets	693,888	399,786
Level 2 | Financial assets held-for-trading | Other instruments issued in Chile
Level hierarchy classification and figures
Financial Assets	212,366	887,594
Level 2 | Derivatives
Level hierarchy classification and figures
Financial Assets	1,247,941	939,649
Level 2 | Forwards | Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	506,614	163,716
Financial Liabilities	575,137	136,101
Level 2 | Swaps | Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	710,123	709,091
Financial Liabilities	727,765	771,575
Level 2 | Call Options | Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	514	1,558
Financial Liabilities	472	1,960
Level 2 | Put Options | Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	2,841	1,584
Financial Liabilities	3,403	858
Level 2 | Financial assets available-for-sale
Level hierarchy classification and figures
Financial Assets	1,249,720	297,238
Level 2 | Financial assets available-for-sale | Instruments issued by the Chilean Government and Central Bank
Level hierarchy classification and figures
Financial Assets	127,072	59,200
Level 2 | Financial assets available-for-sale | Other instruments issued in Chile
Level hierarchy classification and figures
Financial Assets	1,122,648	238,038
Level 3
Level hierarchy classification and figures
Financial Assets	54,327	85,019
Level 3 | Financial assets held-for-trading
Level hierarchy classification and figures
Financial Assets	8,012	8,960
Level 3 | Financial assets held-for-trading | Other instruments issued in Chile
Level hierarchy classification and figures
Financial Assets	8,012	8,960
Level 3 | Financial assets available-for-sale
Level hierarchy classification and figures
Financial Assets	46,315	76,059
Level 3 | Financial assets available-for-sale | Other instruments issued in Chile
Level hierarchy classification and figures
Financial Assets	46,265	76,005
Level 3 | Financial assets available-for-sale | Instruments issued by foreign institutions
Level hierarchy classification and figures
Financial Assets	$ 50	$ 54